Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized Holding Gain (Loss) on Securities, Tax	$ 1	$ 9	$ 10	$ 1	$ (2)	$ 8	$ 1
Reclassification Adjustment from AOCI for Securities, Tax					1	(1)	1
Unrealized Gain (Loss) on Derivatives, Tax	$ 3	$ 0	$ 19	$ 0	$ (1)	$ 0	$ 0